Via Electronic Filing

February 28, 2003

Securities and Exchange Commission
450 Fifth Street, N.W.
Judiciary Plaza
Washington, D.C.  20549

Attention:  	Division of Investment Management

	Re: 	Merrill Lynch Large Cap Series Funds, Inc.
		Post-Effective Amendment No. 4 to the
		Registration Statement on Form N-1A
		(Securities Act File No. 333-89389
		Investment Company Act file No. 811-09637)

Ladies and Gentlemen:

	Pursuant to Rule 497 (j) under
 the Securities Act of 1933, as amended
(the "1933 Act"), Merrill Lynch Large
Cap Series Funds, Inc., (the "Funds")
hereby certify that:

1. the form of prospectus and statement
of additional information that would
have been filed pursuant to Rule 497
(c) under the 1933 Act would not have
 differed from that contained in
Post-Effective Amendment No. 4, the
 most recent amendment to the Funds'
 Registration Statement on Form N-1A;
 and
2. the text of Post-Effective Amendment
 No. 4 to the Funds' Registration
Statement on Form N-1A was filed
electronically with the Securities and
Exchange Commission on February 28,  2003.
Very truly yours,

Merrill Lynch Large Cap Series Funds, Inc.


By: /s/	Susan B. Baker
	Secretary